Income Taxes	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income Taxes

Note 10 — Income Taxes
Cleco
For the successor period April 13, 2016, through December 31, 2016, and the predecessor period for the year ended December 31, 2015, income tax expense was higher than the amount computed by applying the statutory federal rate. For the predecessor period January 1, 2016, through April 12, 2016, and for the predecessor period for the year ended December 31, 2014, income tax expense was lower than the amount computed by applying the statutory federal rate. The differences are as follows:

	SUCCESSOR	PREDECESSOR
(THOUSANDS, EXCEPT FOR %)	APR. 13, 2016 - DEC. 31, 2016	JAN. 1, 2016 - APR. 12, 2016	FOR THE YEAR ENDED DEC. 31, 2015	FOR THE YEAR ENDED DEC. 31, 2014
Income before tax	$(46,935)	$(492)	$211,373	$221,855
Statutory rate	35.0%	35.0%	35.0%	35.0%
Tax at federal statutory rate	$(16,427)	$(172)	$73,981	$77,649
Increase (decrease)
Plant differences, including AFUDC flowthrough	(881)	823	1,875	462
Amortization of investment tax credits	(371)	(124)	(916)	(983)
State income taxes	(4,725)	(3,078)	1,117	23
Nondeductible merger costs	(844)	4,282	—	—
Settlement with taxing authorities	—	—	—	(9,106)
Return to accrual adjustment	(2,943)	—	—	—
NMTC	(181)	(158)	243	(754)
Other	3,550	1,895	1,404	(175)
Total tax (benefit) expense	$(22,822)	$3,468	$77,704	$67,116
Effective Rate	48.6%	(704.9)%	36.8%	30.3%

Information about current and deferred income tax expense is as follows:

	SUCCESSOR	PREDECESSOR
(THOUSANDS)	APR. 13, 2016 - DEC. 31, 2016	JAN. 1, 2016 - APR. 12, 2016	FOR THE YEAR ENDED DEC. 31, 2015	FOR THE YEAR ENDED DEC. 31, 2014
Current federal income tax (benefit) expense	$(1,062)	$1,373	$1,284	$11,082
Deferred federal income tax (benefit) expense	(16,715)	5,297	76,219	71,061
Amortization of accumulated deferred investment tax credits	(371)	(124)	(916)	(983)
Total federal income tax (benefit) expense	$(18,148)	$6,546	$76,587	$81,160
Current state income tax (benefit) expense	(337)	—	3,233	(6,580)
Deferred state income tax (benefit) expense	(4,337)	(3,078)	(2,116)	(7,464)
Total state income tax (benefit) expense	$(4,674)	$(3,078)	$1,117	$(14,044)
Total federal and state income tax (benefit) expense	$(22,822)	$3,468	$77,704	$67,116
Items charged or credited directly to member’s/shareholders’ equity
Federal deferred	14,593	(277)	3,274	(3,656)
State deferred	2,441	(45)	528	(590)
Total tax expense (benefit) from items charged directly to member’s/shareholders’ equity	$17,034	$(322)	$3,802	$(4,246)
Total federal and state income tax (benefit) expense	$(5,788)	$3,146	$81,506	$62,870

The balance of accumulated deferred federal and state income tax assets and liabilities at December 31, 2016, and 2015 was comprised of the following:

	SUCCESSOR	PREDECESSOR
(THOUSANDS)	AT DEC. 31, 2016	AT DEC. 31, 2015
Depreciation and property basis differences	$(943,552)	$(948,597)
Net operating loss carryforward	54,727	12,092
NMTC	89,411	87,544
Fuel costs	(8,802)	(7,833)
Other comprehensive income	3,399	15,774
Regulated operations regulatory liability, net	(91,734)	(90,122)
Postretirement benefits other than pension	22,733	11,561
Merger fair value adjustments	(124,254)	—
Other	(34,983)	(5,522)
Accumulated deferred federal and state income taxes, net	$(1,033,055)	$(925,103)

Valuation Allowance
Valuation allowances are recorded to reduce deferred tax assets when it is more likely than not that a tax benefit will not be realized. As of December 31, 2016, and 2015, Cleco had a deferred tax asset resulting from NMTC carryforwards of $97.5 million and $96.5 million, respectively. If the NMTC carryforwards are not utilized, they will begin to expire in 2029. Management considers it more likely than not that all deferred tax assets related to NMTC carryforwards will be realized; therefore, no valuation allowance has been recorded.

Net Operating Losses
As of December 31, 2016, Cleco had a federal net operating loss carryforward of $89.9 million and a state net operating loss carryforward of $201.1 million. The federal and state net operating loss carryforwards will begin to expire in 2031. Cleco considers it more likely than not that these income tax losses will be utilized to reduce future payments of income taxes and Cleco expects to utilize the entire net operating loss carryforward within the statutory deadlines.

Cleco Power
For the years ended December 31, 2016, and 2014 income tax expense was lower than the amount computed by applying the statutory rate. For the year ended December 31, 2015, income tax expense was higher than the amount computed by applying the statutory federal rate to income before tax. The differences are as follows:

	FOR THE YEAR ENDED DEC. 31,
(THOUSANDS, EXCEPT FOR %)	2016	2015	2014
Income before tax	$57,497	$220,644	$231,290
Statutory rate	35.0%	35.0%	35.0%
Tax at federal statutory rate	$20,124	$77,225	$80,952
Increase (decrease):
Plant differences, including AFUDC flowthrough	(58)	1,875	462
Amortization of investment tax credits	(494)	(916)	(983)
State income taxes	(2,573)	1,501	351
Settlement with taxing authorities	—	—	(2,320)
Return to accrual adjustment	(2,646)	—	—
Other	4,016	(391)	(1,488)
Total taxes	$18,369	$79,294	$76,974
Effective Rate	31.9%	35.9%	33.3%

Information about current and deferred income tax expense is as follows:

	FOR THE YEAR ENDED DEC. 31,
(THOUSANDS)	2016	2015	2014
Current federal income tax (benefit) expense	$(1,211)	$33,138	$(197)
Deferred federal income tax expense	22,647	45,572	83,676
Amortization of accumulated deferred investment tax credits	(494)	(916)	(983)
Total federal income tax expense	$20,942	$77,794	$82,496
Current state income tax (benefit) expense	(418)	3,397	(4,161)
Deferred state income tax benefit	(2,155)	(1,897)	(1,361)
Total state income tax (benefit) expense	$(2,573)	$1,500	$(5,522)
Total federal and state income taxes	$18,369	$79,294	$76,974
Items charged or credited directly to members’ equity
Federal deferred	1,976	106	(1,137)
State deferred	319	17	(184)
Total tax expense (benefit) from items charged directly to member’s equity	$2,295	$123	$(1,321)
Total federal and state income tax expense	$20,664	$79,417	$75,653

The balance of accumulated deferred federal and state income tax assets and liabilities at December 31, 2016, and 2015 was comprised of the following:

(THOUSANDS)	AT DEC. 31, 2016	AT DEC. 31, 2015
Depreciation and property basis differences	$(941,166)	$(944,675)
Net operating loss carryforward	(362)	18
Fuel costs	(8,802)	(7,833)
Other comprehensive income	8,021	9,878
Regulated operations regulatory liability, net	(91,734)	(90,122)
Postretirement benefits other than pension	1,288	(3,853)
Other	(35,837)	(6,944)
Accumulated deferred federal and state income taxes, net	$(1,068,592)	$(1,043,531)

Valuation Allowance
Valuation allowances are recorded to reduce deferred tax assets when it is more likely than not that a tax benefit will not be realized. Management considers it more likely than not that all deferred tax assets will be realized; therefore, no valuation allowance has been recorded.

Uncertain Tax Positions
Cleco classifies all interest related to uncertain tax positions as a component of interest payable and interest expense. At December 31, 2016, and 2015, Cleco and Cleco Power had no interest payable related to uncertain tax positions. The interest payable reflects the amount of interest anticipated to be paid to or received from taxing authorities. These amounts do not include any offset for amounts that may be recovered from customers under the existing rate orders. The amounts expected to be recoverable from Cleco Power’s customers under existing rate orders for settled positions at December 31, 2016, and 2015, are $2.5 million and $1.3 million, respectively. For the years ended December 31, 2016, 2015, and 2014, Cleco and Cleco Power had no interest expense related to uncertain tax positions.
At December 31, 2016, and 2015, Cleco had no liability for unrecognized tax benefits. The total liability for unrecognized tax benefits for Cleco at December 31,2014 is shown in the following table:

Cleco
(THOUSANDS)	LIABILITY FOR UNRECOGNIZED TAX BENEFITS
PREDECESSOR
Balance, Jan. 1, 2014	$5,071
Reduction for tax positions of current period	—
Additions for tax positions of prior years	—
Reduction for tax positions of prior years	—
Reduction for settlement with tax authority	(5,071)
Reduction for lapse of statute of limitations	—
Balance, Dec. 31, 2014	$—

At December 31, 2016, 2015, and 2014, Cleco Power had no liability for unrecognized tax benefits.
The federal income tax years that remain subject to examination by the IRS are 2012, 2013, 2014, and 2015. The IRS has concluded its audit for the years 2010 through 2014.
Beginning with the 2013 tax year, Cleco entered into the IRS’s Compliance Assurance Process which allows taxpayers to work collaboratively with an IRS team to identify and resolve potential tax issues before the federal tax return is filed each year. Cleco must apply for admission to the program each year. Cleco has been approved for the Compliance Assurance Process through the 2017 tax year.
The state income tax years that remain subject to examination by the Louisiana Department of Revenue are 2014 and 2015. In August 2014, Cleco reached a settlement for tax years 2001 through 2010. In August 2015, Cleco reached a settlement for tax years 2011 through 2013. The favorable impact from the settlement was reflected in various line items in the financial statements.
At December 31, 2016, and 2015, Cleco had no liability for uncertain tax positions. The settlement of open tax years could involve the payment of additional taxes, the adjustment of deferred taxes, and/or the recognition of tax benefits, which may have an effect on Cleco’s effective tax rate.
Cleco classifies income tax penalties as a component of other expenses. For the years ended December 31, 2016, and 2015, no penalties were recognized. For the year ended December 31, 2014, $0.1 million of penalties was recognized.